SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Due to related party (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 20,018,222	$ 2,760,639	¥ 9,009,156
Short term borrowings one
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			4,006,767
Debt Instrument, Maturity Date	Nov. 17, 2022
Debt Instrument, Interest Rate Percentage	4.35%
Short term borrowings two
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 5,002,389
Debt Instrument, Maturity Date	Dec. 26, 2022
Debt Instrument, Interest Rate Percentage	4.35%
Short Term Borrowings Three
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 10,004,055	1,379,622
Debt Instrument, Maturity Date	Dec. 26, 2023
Debt Instrument, Interest Rate Percentage	3.65%
Short Term Borrowings Four
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 4,993,950	688,697
Debt Instrument, Maturity Date	Jun. 04, 2024
Debt Instrument, Interest Rate Percentage	3.40%
Short term borrowings five.
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties	¥ 5,020,217	$ 692,320
Debt Instrument, Maturity Date	Jun. 16, 2024
Debt Instrument, Interest Rate Percentage	3.40%